INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Customer Relationships	Domain Names(1)	Technology(2)	Other (1)	Total
Cost, beginning of year	$8,500	$4,300	$24,001	$205	$37,006
Additions	-	-	880	-	880
Cost, end of year	$8,500	$4,300	$24,881	$205	$37,886
Accumulated amortization and impairment losses, beginning of year	$5,171	$-	$19,705	$-	$24,876
Amortization for the year	850	-	1,377	-	2,227
Impairment loss	-	-	428	-	428
Accumulated amortization and impairment losses, end of year	$6,021	$-	$21,510	$-	$27,531
Carrying amounts as at December 31, 2021	$2,479	$4,300	$3,371	$205	$10,355

(1) Domain names and Other which includes patents and trademarks are deemed to have indefinite useful lives and are therefore not amortized. The Corporation's classification of certain intangible assets with indefinite useful lives is based on the expectation that these assets will continue to contribute to the Corporation's net cash inflows on an indefinite basis. The determination of these assets as having indefinite useful lives is based on judgment that includes an analysis of relevant factors, including the expected usage of the asset, anticipated renewal of the licenses, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate.

(2) Technology includes technological assets acquired through acquisitions and internally developed software.

	Customer Relationships	Domain Names(1)	Technology(2)	Other (1)	Total
Cost, beginning of year	$8,500	$4,300	$22,164	$205	$35,169
Additions	-	-	1,837	-	1,837
Cost, end of year	$8,500	$4,300	$24,001	$205	$37,006
Accumulated amortization and impairment losses, beginning of year	$4,321	$-	$18,042	$-	$22,363
Amortization for the year	850	-	1,636	-	2,486
Impairment loss	-	-	27	-	27
Accumulated amortization and impairment losses, end of year	$5,171	$-	$19,705	$-	$24,876
Carrying amounts as at December 31, 2020	$3,329	$4,300	$4,296	$205	$12,130

(1) Domain names and Other which includes patents and trademarks are deemed to have indefinite useful lives and are therefore not amortized. The Corporation's classification of certain intangible assets with indefinite useful lives is based on the expectation that these assets will continue to contribute to the Corporation's net cash inflows on an indefinite basis. The determination of these assets as having indefinite useful lives is based on judgment that includes an analysis of relevant factors, including the expected usage of the asset, anticipated renewal of the licenses, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate.

(2) Technology includes technological assets acquired through acquisitions and internally developed software.